Cash and cash equivalents	12 Months Ended
Mar. 31, 2023
Cash and cash equivalents
Cash and cash equivalents
4.	Cash and cash equivalents

Cash consisted of the following:

	As of March 31,
	2023	2022
Cash on hand	$396	$429
Bank balances	20,998,172	23,833,460
Other monetary funds	218	236
Total	$20,998,786	$23,834,125